Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 404,404	$ 652,395	$ 235,864
Prepaid expenses	61,477		84,486
Other receivable			10,850
Total Current Assets	465,881	652,395	331,200
Investments held in Trust Account	5,300,199	7,921,818	116,651,461
Total Assets	5,766,080	8,574,213	116,982,661
Current Liabilities
Accounts payable and accrued expenses	905,324	1,256,576	632,531
Franchise tax payable	28,721	43,600	186,180
Income tax payable	122,602	450,960	309,931
Excise tax payable	1,150,768	1,121,204
Promissory note – DRIVEiT (target company)	1,100,000
Total Current Liabilities	4,444,415	4,532,340	1,128,642
Deferred underwriting fee payable	4,025,000	4,025,000	4,025,000
Total Liabilities	8,469,415	8,557,340	5,153,642
Commitments and Contingencies (Note 6)
Common stock, value	5,300,199	7,921,818	116,651,461
Stockholders’ Deficit
Common stock, value	321	321	321
Accumulated deficit	(8,003,855)	(7,905,266)	(4,822,763)
Total Stockholders’ Deficit	(8,003,534)	(7,904,945)	(4,822,442)
Total Liabilities, Redeemable Common Stock, and Stockholders’ Deficit	5,766,080	8,574,213	116,982,661
Related Party
Current Liabilities
Promissory notes – related party	$ 1,137,000	$ 1,660,000